FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Inflation swaps	$ 23	$ 6
Total current financial liabilities	23	6
Non-current:
Inflation swaps	46	71
Deferred consideration	962	931
Total non-current financial liabilities	$ 1,008	$ 1,002